DISCONTINUED OPERATIONS (Schedule of result of Double Grow) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 29, 2017
Statement Line Items [Line Items]
Administrative expenses	¥ (5,814)	¥ (6,207)	¥ (6,204)
OPERATING LOSS	(5,599)	(6,207)	(6,204)
Finance costs	(60)
LOSS BEFORE INCOME TAX	(5,645)	(6,176)	(6,179)
Loss for the year from discontinued operations, net of tax			¥ (23,817)
Discontinued operation of Double Grow [Member]
Statement Line Items [Line Items]
Administrative expenses				¥ (5,966)
OPERATING LOSS				(5,966)
Finance costs				(78)
Non-operating expenses, net				(840)
LOSS BEFORE INCOME TAX				(6,884)
Loss for the year from discontinued operations, net of tax				(6,884)
Loss on disposal of Double Grow				(27,911)
LOSS FOR THE PERIOD FROM DOUBLE GROW				¥ (34,795)